Fair Value of Financial Instruments - Summary of Carrying Amounts and Estimated Fair Values of the Company's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets, Carrying Amount
Cash and cash equivalents	$ 101,513	$ 7,676	$ 11,072
Restricted cash	2,635	2,222
Accounts receivable	4,352	3,767
Interest Rate Swaps (Other assets)	0	9
Total	108,500	13,674
Financial liabilities, Carrying Amount
Notes payable	157,747	3,313
Accounts payable	3,442	1,337
Accrued expenses	3,033	2,006
Income tax payable	1,640	0
Total	165,862	6,656
Financial assets, Fair Value
Cash and cash equivalents	101,513	7,676
Restricted cash	2,635	2,222
Accounts receivable	4,352	3,767
Interest Rate Swaps (Other assets)	0	9
Total	108,500	13,674
Financial liabilities, Fair Value
Notes payable	157,747	3,313
Accounts payable	3,442	1,337
Accrued expenses	3,033	2,006
Income tax payable	1,640
Total	$ 165,862	$ 6,656